RELATED PARTY TRANSACTIONS (Details) - USD ($)	Sep. 30, 2020	Sep. 30, 2019
Related Party Transaction
Due to related parties	$ 1,315,803	$ 1,446,461
Due from Related Parties	47,135	110,990
HUANG Jian Cong
Related Party Transaction
Due to related parties	1,187,339	1,323,734
Other Affiliates of the Company
Related Party Transaction
Due to related parties	128,464	122,727
Due from Related Parties	$ 47,135	$ 110,990